Segment Reporting (Details)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Number of Reportable Segments	1
CODM	The CODM assesses performance for this segment and decides how to allocate resources based on net loss.